RIGHT OF USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
RIGHT OF USE ASSETS
Summary of nature and movements of Right of use assets

	Gross value as of	Incorporation by				Gross value as of
	December 31,	adoption of IFRS		Currency translation		December 31,
	2018	16	Increases	adjustments	Decreases	2019
Leases rights of use	—	6,890	5,319	(47)	(240)	11,922
Indefeasible right of use	718	—	—	—	(7)	711
Asset Retirement Obligation	306	—	57	6	(35)	334
Total	1,024	6,890	5,376	(41)	(282)	12,967

	Accumulated				Accumulated	Net carrying
	amortization as of		Currency		amortization as of	value as of
	December 31,		translation		December 31,	December 31,
	2018	Amortization	adjustments	Decreases	2019	2019
Leases rights of use	—	(3,344)	(20)	92	(3,272)	8,650
Indefeasible right of use	(92)	(85)	—	7	(170)	541
Asset Retirement Obligation	(59)	(50)	(7)	35	(81)	253
Total	(151)	(3,479)	(27)	134	(3,523)	9,444

Details on the nature and movements of Right of use assets as of December 31, 2018 are as follows:

	Gross value as of	Incorporation by				Gross value as of
	December 31,	adoption of IFRS				December 31,
	2017	16		Increases	Decreases	2018
Indefeasible right of use	—	718		—	—	718
Asset Retirement Obligation	213	—		98	(5)	306
Total	213	718	(i)	98	(5)	1,024

(i)Includes $24 charged to currency translation adjustments.

	Accumulated			Accumulated	Net carrying
	amortization as of			amortization as of	value as of
	December 31,			December 31,	December 31,
	2017	Amortization	Decreases	2018	2018
Indefeasible right of use	—	(92)	—	(92)	626
Asset Retirement Obligation	(6)	(58)	5	(59)	247
Total	(6)	(150)	5	(151)	873